Debt and Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short Term Borrowings [Abstract]
6.125% Senior Notes due 2024	$ 850,000	$ 850,000
5.75% Senior Notes due 2018	450,000	450,000
Senior Notes issued by Ultra Resources, Inc.	1,460,000	1,460,000
Credit Agreement	999,000	630,000
Total current portion of long-term debt	3,759,000	3,390,000
Less: Deferred financing costs	0	(19,447)
Less: Liabilities subject to compromise	(3,759,000)	0
Total current portion of long-term debt not subject to compromise	0	3,370,553
Other long-term obligations [Abstract]
Other long-term obligations	$ 177,088	$ 165,784